Basis of preparation, significant judgments, and accounting policies	12 Months Ended
Dec. 31, 2021
Basis of preparation, significant judgments, and accounting policies [Abstract]
Basis of preparation, significant judgments, and accounting policies
2.     Basis of preparation, significant judgments, and accounting policies

Basis of preparation

Compliance with International Financial Reporting Standards

The consolidated financial statements for the year ended December 31, 2021, have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements are presented in U.S. dollar (“USD” or “$”), which is the Company’s functional currency and the Group’s presentation currency. The financial statements have been prepared under the historical cost convention.

The incorporation of GH Research PLC was accounted for as a capital reorganization applying the predecessor accounting method. Under predecessor accounting, the Group carries forward the predecessor carrying values of the net assets and liabilities assumed as previously reflected in the financial statements of GH Research Ireland Limited and the comparatives are presented on that basis. The financial information presented prior to the incorporation of GH Research PLC, including the comparative financial information for the years ended December 31, 2020 and 2019, relate solely to GH Research Ireland Limited.

The financial information presented in this report does not represent full statutory accounts as defined by the Companies Act 2014. The statutory accounts of GH Research PLC for the year ended December 31, 2021, are expected to be filed with the Companies Registration Office by November 26, 2022.

New and amended IFRS standards

There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2021, that are relevant to the Group and that have had any impact on the consolidated financial statements. New standards, amendments to standards and interpretations that are not yet effective have been deemed by the Group as currently not relevant and are not listed here.

Going concern basis

GH Research is a clinical-stage biopharmaceutical company developing innovative therapeutics. The Group is exposed to all risks inherent in establishing and developing its business, including the substantial uncertainty that current projects will succeed. Research and development expenses have been incurred from the start of the Group’s activities, generating negative cash flows from operating activities since formation.

Since its incorporation, the Group has funded its growth through capital increases. The Group has no bank loans or other debt outstanding as of December 31, 2021. As a result, the Group is not exposed to liquidity risk through requests for early repayment of loans.

As of December 31, 2021, the Group’s cash and cash equivalents amounted to $276.8 million (2020: $5.9 million).

The board of directors believes that the Group has sufficient financial resources available to cover its planned cash outflows for at least the next twelve months from the date of issuance of these consolidated financial statements. The Group, therefore, continues to adopt the going concern basis in preparing its consolidated financial statements.

Share conversion and consolidation

On May 27, 2021, the Company effected the conversion of its Series A preferred shares and Series B preferred shares into ordinary shares and it effected a 2.50-to-one share consolidation of its outstanding shares (see note 13, “Share capital and reserves”). Accordingly, all share and per share amounts for all financial years presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share consolidation.

Use of estimates and judgments

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

In preparing these consolidated financial statements, the significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty included those that applied to the financial statements of GH Research Ireland Limited for the year ended December 31, 2020 and 2019, and are as follows:

Functional currency
As explained in this note and in note 3, the functional currency of the subsidiary, GH Research Ireland Limited, is euro. Judgment was applied in the determination that euro was the appropriate functional currency of the subsidiary. The principal consideration supporting this decision was made by reference to the current activities the subsidiary undertakes which is the execution of clinical trials for which the costs are primarily in euro. Judgment was also applied in the determination that the U.S. dollar is the functional currency of the parent company with the principal considerations being that most of the expenses incurred and all funding raised are in U.S. dollars.

Share-based compensation expense
As explained in note 15, the expected volatility assumption used was based on selected volatility determined by median values observed among other comparable public companies. Judgment was applied in the selection of comparable public companies and of the relevant period of observation used to determine the median values.

Deferred tax balances and the valuation of tax operating losses
During the period from incorporation of GH Research Ireland Limited to December 31, 2021, the Group has incurred losses, which are a potential benefit in the event that the Group reports a taxable profit in the future. In preparing these financial statements, the Group has assessed that the likelihood of a taxable profit is currently not sufficiently certain for these potential benefits to be recognized as a deferred tax asset. This assessment is based on the status of the research into the Group’s principal investigational product and the significant challenges that remain before operating profits can be assured (refer to note 8, “Deferred income taxes”).

Significant accounting policies

Consolidation

The consolidated financial statements incorporate the financial statements of the Company and its subsidiary, GH Research Ireland Limited. Subsidiaries are all entities over which the Company has control. Control is achieved when the Company has power over an entity, is exposed to or has rights to variable returns from its involvement with the entity and has the ability to affect returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases. All intercompany transactions have been eliminated.

Foreign currency translation

The functional currency of the Company is the U.S. dollar given it is listed on NASDAQ and its fundraising activities are in U.S. dollars. The functional currency of its subsidiary, GH Research Ireland Limited, is euro due to its expenses being mainly incurred in euro. These consolidated financial statements are presented in U.S. dollar which is the Group’s presentation currency.

Items included in the financial statement of the Company’s subsidiary are measured using the currency of the primary economic environment in which the entity operates which is the euro.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated at the consolidated statement of financial position date. The subsidiary is holding a U.S. cash balance and, as a result of the accounting treatment, when it is translated to euro in the subsidiary accounts, it results in a foreign currency translation difference in the income statement. On consolidation, the subsidiary’s assets and liabilities in foreign currencies are retranslated and the resulting foreign currency difference goes through the foreign currency translation reserve.

Share capital issuances are translated into U.S. dollars at the exchange rate prevailing when the contractual commitment is made. Foreign currency differences can arise on translation where the cash inflows are received in a different period to the contractual commitment.

Cash and cash equivalents

Cash and cash equivalents represents cash held on bank current accounts and is carried at amortized cost.

Property, plant and equipment

Property, plant and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life

IT equipment	3 years
Office equipment	3 years
Medical equipment	2 years

Trade payables and other current liabilities

Trade payables and other current liabilities are recognized initially at fair value and subsequently measured at amortized cost.

Share-based compensation expense

The fair value of options granted under the share option plan is recognized as a share-based compensation expense with a corresponding increase in equity. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

Share capital and additional paid-in capital

Share capital

Share capital represents the nominal value of outstanding shares (see note 13, “Share capital and reserves”).

Additional paid-in capital

Amounts of contribution in excess of nominal value are accounted for as additional paid-in capital. Incremental costs directly attributable to equity transactions such as the issue of new capital shares are shown in equity as a deduction, net of tax, from the proceeds within additional paid-in capital. Transaction costs that relate to equity and non-equity transactions are allocated to those transactions using a basis of allocation that is rational and consistent with similar transactions. If the equity instruments are not subsequently issued, the transaction costs would be expensed.

Leases and right-of-use assets

The Group recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of 12 months or less (short-term leases) and low-value leases. For these short-term and low-value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease. Currently all of the Group’s lease arrangements comply with the criteria for exception.

Research and development expenses

Research and development expenses consist of costs incurred in performing research and development activities, including salaries, share-based compensation and benefits, travel, and external costs of outside vendors engaged to conduct clinical development activities, clinical trials, technical development activities and the cost to manufacture clinical trial materials.

Research expenditure is recognized as an expense in the year in which it is incurred. Internal development expenditure is capitalized only if it meets the recognition criteria of IAS 38 “Intangible Assets”. Where regulatory and other uncertainties are such that the criteria are not met the expenditure is recognized in the statement of comprehensive income. When certain criteria are met, the Group may capitalize and amortize on a straight-line basis over its estimated useful life, internal development expenditures. To date, the Group has not capitalized any R&D expenses.

General and administrative expenses

General and administrative expenses relate to the administration of the Group including salaries, share-based compensation and benefits, travel and external costs including legal and professional fees.

Current and deferred income tax

The tax expense for the financial year comprises current and deferred tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case the related tax is recognized in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date where the Group generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Taxes on income are accrued in the same financial year as the revenues and expenses to which they relate. Current income tax assets and liabilities for the current financial year are measured at the amount expected to be recovered from or paid to the taxation authorities.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences or the unused tax losses can be utilized. Deferred income tax assets from tax credit carry-forwards are recognized to the extent that the national tax authority confirms the eligibility of such a claim and that the realization of the related tax benefit through future taxable profits is probable.

Segment reporting

Management considers the Group to have only a single segment: Research and Development (“R&D”). This is consistent with the way that information is reported internally within the Group for the purpose of allocating resources and assessing performance.

Loss per share

Basic loss per share is calculated by dividing the net loss attributable to shareholders by the weighted average number of shares in issue during the year.